Other intangible assets	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets
6	Other intangible assets

Other intangible assets are analyzed as follows:

	Other intangible assets
	March 31,
	2012	2013
	$ in thousands	$ in thousands

Cost	5,927	6,769
Less: accumulated amortization	(1,937)	(2,179)
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	3,990	4,590
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The components of other intangible assets are as follows:

	March 31,
	2012	2013
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,577	2,215
Land use right of factory land in Xinxing, Guangdong, PRC	2,413	2,375
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	3,990	4,590
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Amortization expense in relation to other intangible assets was approximately $208,000, $176,000 and $226,000 for each of the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

As of March 31, 2013, future minimum amortization expenses in respect of other intangible assets are as follows:

$ in thousands
2014	244
2015	244
2016	244
2017	244
2018	244
Thereafter	3,370
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Total	4,590
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